Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Components of income tax expense

	Year Ended December 31,
	2019	2018	2017
	(in US$’000)
Current tax
HK (note (a))	321	436	572
PRC (note (b))	708	1,293	782
U.S. and others (note (c))	636	235	—
Total current tax	1,665	1,964	1,354
Deferred income tax	1,609	2,000	1,726
Income tax expense	3,274	3,964	3,080

Notes:

(a)	The Company, two subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax. In March 2018, the Hong Kong two-tiered profits tax rates regime was signed into law under which the first HK$2.0 million (US$0.3 million) of assessable profits of qualifying corporations will be taxed at 8.25%, with the remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the relevant rates on the estimated assessable profits less estimated available tax losses, if any, of these entities as applicable.
(b)	Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax (“EIT”) rate is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for companies which qualify as HNTE. HMPL and its wholly-owned subsidiary Hutchison MediPharma (Suzhou) Limited qualify as a HNTE up to December 31, 2019 and 2020 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the major subsidiaries and equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2019 and 2018, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the major subsidiaries and equity investees operating in the PRC will be distributed as dividends.

(c)

The Company’s subsidiary in the U.S. with operations in New Jersey and New York States is subject to U.S. taxes, primarily federal and state taxes, which have been provided for at approximately 21% (federal) and 9% and 16.55% (New Jersey and New York State respectively) on the estimated assessable profit respectively. Certain income receivable by the Company is subject to U.S. withholding tax of 30%. One of the Group’s subsidiaries is subject to Finland corporate tax at 20% on the estimated assessable profits in relation to its permanent establishment in Finland.

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Year Ended December 31,
	2019	2018	2017
	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(141,105)	(86,655)	(53,536)
Tax calculated at the statutory tax rate of the Company	(23,282)	(14,298)	(8,833)
Tax effects of:
Different tax rates available in different jurisdictions	2,027	1,349	2,531
Tax valuation allowance	25,498	19,414	11,410
Preferential tax rate difference	(177)	—	—
Preferential tax deduction	(5,444)	(5,800)	(3,347)
Expenses not deductible for tax purposes	4,098	1,902	391
Utilization of previously unrecognized tax losses	(285)	(329)	(387)
Withholding tax on undistributed earnings of PRC entities	1,894	1,983	1,980
Others	(1,055)	(257)	(665)
Income tax expense	3,274	3,964	3,080

Significant components of deferred tax assets and liabilities

	December 31,
	2019	2018
	(in US$’000)
Deferred tax assets
Tax losses	68,481	48,046
Others	1,733	1,555
Total deferred tax assets	70,214	49,601
Less: Valuation allowance	(69,399)	(49,021)
Deferred tax assets	815	580
Deferred tax liabilities
Undistributed earnings from PRC entities	3,081	4,728
Others	77	108
Deferred tax liabilities	3,158	4,836

Schedule of movements in deferred tax assets and liabilities

	2019	2018	2017
	(in US’000)
As at January 1	(4,256)	(3,819)	(4,989)
Utilization of previously recognized withholding tax on undistributed earnings	3,390	1,373	3,179
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(1,894)	(1,983)	(1,980)
Deferred tax on amortization of intangible assets	18	19	18
Deferred tax on provision for assets	267	(36)	236
Exchange differences	132	190	(283)
As at December 31	(2,343)	(4,256)	(3,819)

Summary of tax loss carryforwards

	December 31,
	2019	2018
	(in US$’000)
No expiry date	40,897	52,866
2021	—	9
2022	182	182
2023	—	—
2024	3,716	4,081
2025	35,648	34,319
2026	47,661	48,328
2027	62,794	63,303
2028	106,793	111,753
2029	154,454	—
	452,145	314,841

Summary of changes in deferred tax valuation allowance

	2019	2018	2017
	(in US$’000)
As at January 1	49,021	31,662	20,145
Charged to consolidated statements of operations	25,498	19,414	11,410
Utilization of previously unrecognized tax losses	(285)	(329)	(387)
Write-off of tax losses	(3,142)	—	(558)
Others	—	(105)	(89)
Exchange differences	(1,693)	(1,621)	1,141
As at December 31	69,399	49,021	31,662

Schedule of income tax payable

	2019	2018	2017
	(in US$’000)
As at January 1	555	979	274
Current tax	1,665	1,964	1,354
Withholding tax upon dividend declaration from PRC entities (note (a))	2,581	1,373	3,179
Tax paid (note (b))	(2,970)	(3,752)	(3,836)
Exchange difference	(3)	(9)	8
As at December 31	1,828	555	979

Notes:

(a)	The amount for 2019 excludes a non-current withholding tax of US$0.8 million which is included under other non-current liabilities.
(b)	The amount for 2019 excludes the PRC EIT of US$0.3 million prepaid by HSPL which is included under other receivables, prepayments and deposits.